OPERATING LEASES (Details Narrative)	12 Months Ended
	Dec. 31, 2027 USD ($)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 USD ($)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Accrued rent					$ 2,000
Weighted-average discount rate					5 years
Minimum [Member]
Operating lease term					1 year
Maximum [Member]
Operating lease term					3 years
Office Space [Member]
Payments for rent					$ 1,500	¥ 11,000
Office Space [Member] | Forecast [Member]
Payments for rent	$ 5,100	¥ 37,000	$ 3,800	¥ 27,000
Dormitory Lease [Member] | Minimum [Member]
Payments for rent					100	950
Dormitory Lease [Member] | Maximum [Member]
Payments for rent					$ 500	¥ 3,500